Non-Current Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Movements in Non-Current Provisions
The table below shows movements in provisions:

(€ million)	Provisions for pensions & other post-employment benefits	Provisions for other long-term benefits	Restructuring provisions		Other provisions	Total
Balance at January 1, 2022	2,947	935	524		2,024	6,430
Changes in scope of consolidation	(92)	(26)	—		(81)	(199)
Increases in provisions and other liabilities	91	19	522	(a)	194	826
Provisions utilized	(56)	(73)	(4)		(63)	(196)
Reversals of unutilized provisions	(82)	(44)	(1)		(52)	(179)
Transfers	5	6	(72)		(25)	(86)
Net interest related to employee benefits, and unwinding of discount	24	2	—		5	31
Currency translation differences	77	34	2		41	154
Actuarial gains and losses on defined-benefit plans	(1,021)	—	—		—	(1,021)
Balance at June 30, 2022	1,892	854	971		2,043	5,760
(a) Charges to restructuring provisions relate to severance benefits further to announcements made by Sanofi during the first half.

Disclosure of Remeasurement of Net Defined Benefit Liability Asset
Actuarial gains and losses arising on pensions and other post-employment benefits and recognized in equity are as follows (amounts reported before tax):

(€ million)	June 30, 2022 (6 months)		June 30, 2021 (6 months)		December 31, 2021 (12 months)
Actuarial gains/(losses) on plan assets	(1,292)		(24)		194
Actuarial gains/(losses) on benefit obligations	2,402	(a)	333	(b)	491
(a)Includes the effects of (i) the change in discount rates (in a range between +1.70% and +2.30%) and (ii) the change in the inflation rate in the United Kingdom (-0.15%) and in the Eurozone (+0.35%) in the first half of 2022.
(b)Includes the effects of (i) the change in discount rates (in a range between +0.50% and +0.30%) and (ii) the change in the inflation rate in the United Kingdom (+0.20%) and in the Eurozone (+0.25%) in the first half of 2021.